Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000162171
Account Value [Line Items]
Line Graph and Table Measure Name													Value Line Capital Appreciation Fund Inc.-Institutional Class
Accumulated Value	$ 10,000	$ 9,364	$ 9,364	$ 9,803	$ 9,837	$ 10,011	$ 9,858	$ 10,344	$ 10,541	$ 10,520	$ 10,265	$ 10,231		$ 10,306	$ 10,710	$ 11,076	$ 11,210	$ 11,491	$ 11,442	$ 11,801	$ 12,205	$ 12,438	$ 12,524	$ 12,511	$ 12,671	$ 12,812	$ 13,666	$ 13,342	$ 13,150	$ 13,293	$ 13,681	$ 13,911	$ 13,976	$ 14,455	$ 14,650	$ 13,172	$ 13,522	$ 12,478	$ 14,035	$ 14,302	$ 14,625	$ 15,032	$ 14,106	$ 15,130	$ 15,060	$ 14,527	$ 14,162	$ 14,344	$ 15,383	$ 15,785	$ 15,816	$ 15,183	$ 13,221	$ 15,507	$ 16,774	$ 17,407	$ 18,025	$ 19,029	$ 18,534	$ 18,241	$ 19,986	$ 21,061	$ 21,241	$ 21,780	$ 21,600	$ 22,335	$ 22,074	$ 22,906	$ 22,792	$ 23,347	$ 22,514	$ 23,445	$ 22,302	$ 22,562	$ 21,251	$ 20,450	$ 20,632	$ 18,137	$ 17,828	$ 16,061	$ 17,391	$ 17,209	$ 15,642	$ 16,480	$ 17,117	$ 15,853	$ 18,011	$ 17,548	$ 18,112	$ 18,032	$ 18,435	$ 19,282	$ 20,170	$ 19,665	$ 18,838	$ 18,112	$ 20,008	$ 21,387	$ 21,346	$ 22,630	$ 23,526	$ 22,080	$ 22,854	$ 23,648	$ 23,465	$ 23,831	$ 24,544	$ 24,748	$ 26,642	$ 25,987	$ 26,892	$ 26,275	$ 24,752	$ 25,328	$ 27,077	$ 28,888	$ 29,196	$ 29,608	$ 31,151	$ 32,097	$ 31,645	$ 31,462
C000020636
Account Value [Line Items]
Line Graph and Table Measure Name													Value Line Capital Appreciation Fund Inc.-Investor Class
Accumulated Value	10,000	9,381	9,369	9,803	9,826	9,998	9,834	10,328	10,524	10,492	10,239	10,205		10,280	10,680	11,043	11,175	11,455	11,394	11,749	12,150	12,381	12,466	12,454	12,612	12,733	13,590	13,257	13,071	13,211	13,595	13,815	13,879	14,353	14,545	13,073	13,418	12,387	13,925	14,188	14,493	14,909	13,980	14,992	14,923	14,396	14,022	14,202	15,227	15,624	15,640	15,015	13,079	15,335	16,569	17,210	17,819	18,795	18,307	18,018	19,725	20,786	20,963	21,495	21,301	22,026	21,769	22,574	22,462	23,009	22,171	23,090	21,962	22,197	20,925	20,119	20,298	17,844	17,539	15,801	17,109	16,912	15,354	16,196	16,823	15,576	17,674	17,219	17,773	17,694	18,090	18,901	19,772	19,277	18,446	17,753	19,594	20,940	20,900	22,157	23,034	21,618	22,356	23,134	22,954	23,293	24,011	24,191	26,026	25,385	26,270	25,647	24,159	24,722	26,430	28,199	28,481	28,883	30,390	31,294	30,852	30,682
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													60/40 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index/Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	9,757	9,777	10,211	10,250	10,362	10,452	10,710	10,714	10,713	10,563	10,698		10,831	10,962	11,253	11,258	11,363	11,494	11,532	11,694	11,757	11,881	12,050	12,265	12,370	12,738	12,408	12,250	12,242	12,454	12,494	12,774	13,056	13,067	12,490	12,673	12,079	12,711	12,953	13,204	13,526	13,106	13,726	13,857	13,869	13,995	14,194	14,500	14,758	14,869	14,241	13,152	14,257	14,691	14,904	15,497	16,115	15,744	15,465	16,541	16,932	16,781	16,962	17,323	17,932	18,031	18,334	18,677	19,004	18,408	19,179	19,122	19,617	18,839	18,416	18,622	17,365	17,429	16,456	17,528	16,901	15,675	16,355	17,144	16,520	17,346	16,913	17,457	17,663	17,632	18,306	18,654	18,428	17,714	17,378	18,645	19,439	19,614	20,131	20,594	19,882	20,608	21,130	21,481	21,917	22,316	21,973	22,840	22,363	22,785	22,807	22,039	21,984	22,751	23,586	23,878	24,283	24,921	25,333	25,433	25,428
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													60/40 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index/Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 9,757	$ 9,777	$ 10,211	$ 10,250	$ 10,362	$ 10,452	$ 10,710	$ 10,714	$ 10,713	$ 10,563	$ 10,698		$ 10,831	$ 10,962	$ 11,253	$ 11,258	$ 11,363	$ 11,494	$ 11,532	$ 11,694	$ 11,757	$ 11,881	$ 12,050	$ 12,265	$ 12,370	$ 12,738	$ 12,408	$ 12,250	$ 12,242	$ 12,454	$ 12,494	$ 12,774	$ 13,056	$ 13,067	$ 12,490	$ 12,673	$ 12,079	$ 12,711	$ 12,953	$ 13,204	$ 13,526	$ 13,106	$ 13,726	$ 13,857	$ 13,869	$ 13,995	$ 14,194	$ 14,500	$ 14,758	$ 14,869	$ 14,241	$ 13,152	$ 14,257	$ 14,691	$ 14,904	$ 15,497	$ 16,115	$ 15,744	$ 15,465	$ 16,541	$ 16,932	$ 16,781	$ 16,962	$ 17,323	$ 17,932	$ 18,031	$ 18,334	$ 18,677	$ 19,004	$ 18,408	$ 19,179	$ 19,122	$ 19,617	$ 18,839	$ 18,416	$ 18,622	$ 17,365	$ 17,429	$ 16,456	$ 17,528	$ 16,901	$ 15,675	$ 16,355	$ 17,144	$ 16,520	$ 17,346	$ 16,913	$ 17,457	$ 17,663	$ 17,632	$ 18,306	$ 18,654	$ 18,428	$ 17,714	$ 17,378	$ 18,645	$ 19,439	$ 19,614	$ 20,131	$ 20,594	$ 19,882	$ 20,608	$ 21,130	$ 21,481	$ 21,917	$ 22,316	$ 21,973	$ 22,840	$ 22,363	$ 22,785	$ 22,807	$ 22,039	$ 21,984	$ 22,751	$ 23,586	$ 23,878	$ 24,283	$ 24,921	$ 25,333	$ 25,433	$ 25,428